Period	Collection	Accrual	Distribution
From	01-Sep-17	15-Sep-17	16-Oct-17
To	30-Sep-17	16-Oct-17
Days	31

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$375,318,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$0.00
Series Nominal Liquidation Amount		1,975,318,000.00

Required Participation Amount		$1,975,318,000.00
Excess Receivables		$137,721,615.26

Total Collateral		2,113,039,615.26

Collateral as Percent of Notes		132.06%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,695,976,700.15
Total Principal Collections	($1,861,685,313.33)
Investment in New Receivables	$1,844,855,041.93
Receivables Added for Additional Accounts	$0.00
Repurchases	$0.00
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($688,412,489.68)
Less Servicing Adjustment	($5,220,022.52)

Ending Balance	$4,985,513,916.55

SAP for Next Period	42.38%

Average Receivable Balance	$4,993,143,668.98
Monthly Payment Rate	37.28%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$16,330,761.67
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$16,330,761.67

Exhibit 99.3

Series Allocation Percentage at Month-End	42.38%
Floating Allocation Percentage at Month-End	93.27%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	31
A1 LIBOR	1.234440%
A1 Applicable Margin	0.640000%
	1.874440%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	1,371,985.94	1.37
Principal A1	—	—

		1.37
		1.72%

	Actual	Per $1000
Interest A2	962,500.00	0.96
Principal A2	—	—
		0.96
Total Due Investors	2,334,485.94
Servicing Fee	1,646,098.33

Excess Cash Flow	2,475,157.11

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.43%
Pass / Fail	PASS